Ordinary shares - Equity financings (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Jun. 28, 2017	Dec. 22, 2016	Oct. 22, 2015	Jun. 30, 2015	Feb. 28, 2015	Dec. 31, 2016
Equity financings
Proceeds from private placement, net		$ 32,700
Issuance of shares (in shares)		14,000,000		2,284,414	4,761,078
Price per share (in dollars per share)		$ 2.50	$ 10.00	$ 14.54	$ 5.54
Unrealized gain on fair value of warrants						$ 638
Warrant liabilities						$ 11,090
Issuance of shares in initial public offering, net (in shares)			2,500,000
Aggregate gross proceeds			$ 25,000
Offering expenses			$ 5,500
Proceeds, net of transaction costs				$ 32,600	$ 25,800
Warrants in connection with private equity placement
Equity financings
Securities that warrants may purchase (in shares)		7,000,000
Warrant exercise price (in dollars per share)		$ 2.50				$ 2.50
Warrants in connection with private equity placement | Forecast
Equity financings
Warrant expiration period	5 years